Subsidiary guarantee information - Cash flow related (Details 4) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating activities of continuing operations
Net cash provided by/(used in) operating activities	SFr 11,811	SFr (2,232)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(299)	126
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(963)	(2,330)
Purchase of investment securities	(379)	(44)
Proceeds from sale of investment securities	255	7
Investments in subsidiaries and other investments	(306)	(887)
Proceeds from sale of other investments	637	831
Maturities of investment securities	311	192
(Increase)/decrease in loans	(10,602)	(5,208)
Proceeds from sale of loans	3,903	3,785
Capital expenditures for premises and equipment and other intangible assets	(529)	(473)
Proceeds from sale of premises and equipment and other intangible assets	29	1
Other, net	204	53
Net cash provided by/(used in) investing activities	(7,739)	(3,947)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	6,359	4,224
Increase/(decrease) in short-term borrowings	4,452	2,717
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(6,768)	(478)
Issuances of long-term debt	15,911	22,726
Repayments of long-term debt	(20,540)	(35,556)
Issuances of common shares	0	4,253
Sale of treasury shares	6,175	5,834
Repurchase of treasury shares	(6,899)	(6,445)
Dividends paid/capital repayments	(665)	(588)
Other, net	124	270
Net cash provided by/(used in) financing activities	(1,851)	(3,043)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	477	(1,607)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	2,698	(10,829)
Cash and due from banks at beginning of period	109,815	121,161
Cash and due from banks at end of period	112,513	110,332
Eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities	156	29
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	8	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Purchase of investment securities	4,846	1,677
Proceeds from sale of investment securities	0	0
Investments in subsidiaries and other investments	5	4,101
Proceeds from sale of other investments	(9)	0
Maturities of investment securities	0	0
(Increase)/decrease in loans	1,416	4,253
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(53)	(1)
Proceeds from sale of premises and equipment and other intangible assets	(51)	(50)
Other, net	0	0
Net cash provided by/(used in) investing activities	6,162	9,980
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	(803)	(264)
Increase/(decrease) in short-term borrowings	(8)	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Issuances of long-term debt	(4,744)	(5,691)
Repayments of long-term debt	0	90
Issuances of common shares		0
Sale of treasury shares	6,175	5,834
Repurchase of treasury shares	(6,142)	(5,880)
Dividends paid/capital repayments	10	8
Other, net	25	(3,842)
Net cash provided by/(used in) financing activities	(5,487)	(9,745)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(9)	(1)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	822	263
Cash and due from banks at beginning of period	(211)	(843)
Cash and due from banks at end of period	611	(580)
Group parent company
Operating activities of continuing operations
Net cash provided by/(used in) operating activities	(130)	(1,063)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(8)	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Purchase of investment securities	(4,846)	(1,677)
Proceeds from sale of investment securities	0	0
Investments in subsidiaries and other investments	(5)	(4,101)
Proceeds from sale of other investments	4	0
Maturities of investment securities	0	0
(Increase)/decrease in loans	0	(3,725)
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	0	0
Net cash provided by/(used in) investing activities	(4,855)	(9,503)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	522	259
Increase/(decrease) in short-term borrowings	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Issuances of long-term debt	4,622	5,719
Repayments of long-term debt	0	0
Issuances of common shares		4,253
Sale of treasury shares	0	0
Repurchase of treasury shares	(757)	(565)
Dividends paid/capital repayments	(661)	(584)
Other, net	1,009	592
Net cash provided by/(used in) financing activities	4,735	9,674
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	0	700
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(250)	(192)
Cash and due from banks at beginning of period	516	938
Cash and due from banks at end of period	266	746
Bank
Operating activities of continuing operations
Net cash provided by/(used in) operating activities	11,785	(1,198)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(299)	126
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(963)	(2,330)
Purchase of investment securities	(379)	(44)
Proceeds from sale of investment securities	255	7
Investments in subsidiaries and other investments	(306)	(887)
Proceeds from sale of other investments	642	831
Maturities of investment securities	311	192
(Increase)/decrease in loans	(12,018)	(5,736)
Proceeds from sale of loans	3,903	3,785
Capital expenditures for premises and equipment and other intangible assets	(476)	(472)
Proceeds from sale of premises and equipment and other intangible assets	80	51
Other, net	204	53
Net cash provided by/(used in) investing activities	(9,046)	(4,424)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	6,640	4,229
Increase/(decrease) in short-term borrowings	4,460	2,717
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(6,768)	(478)
Issuances of long-term debt	16,033	22,698
Repayments of long-term debt	(20,540)	(35,646)
Issuances of common shares		0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	(14)	(12)
Other, net	(910)	3,520
Net cash provided by/(used in) financing activities	(1,099)	(2,972)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	486	(2,306)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	2,126	(10,900)
Cash and due from banks at beginning of period	109,510	121,066
Cash and due from banks at end of period	111,636	110,166
Bank | Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations
Net cash provided by/(used in) operating activities	(1,907)	(7,549)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	11	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,462	(1,301)
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Investments in subsidiaries and other investments	(85)	(160)
Proceeds from sale of other investments	168	243
Maturities of investment securities	180	76
(Increase)/decrease in loans	151	(216)
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(133)	(117)
Proceeds from sale of premises and equipment and other intangible assets	0	1
Other, net	3	30
Net cash provided by/(used in) investing activities	1,757	(1,444)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	(171)	52
Increase/(decrease) in short-term borrowings	(2,189)	615
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	1,206	734
Issuances of long-term debt	7,734	15,419
Repayments of long-term debt	(6,104)	(7,375)
Issuances of common shares		0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	(1)	(8)
Other, net	(448)	(287)
Net cash provided by/(used in) financing activities	27	9,150
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	49	(166)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(74)	(9)
Cash and due from banks at beginning of period	3,058	2,491
Cash and due from banks at end of period	2,984	2,482
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities	13,692	6,351
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(310)	126
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(2,425)	(1,029)
Purchase of investment securities	(379)	(44)
Proceeds from sale of investment securities	255	7
Investments in subsidiaries and other investments	(221)	(727)
Proceeds from sale of other investments	474	588
Maturities of investment securities	131	116
(Increase)/decrease in loans	(12,169)	(5,520)
Proceeds from sale of loans	3,903	3,785
Capital expenditures for premises and equipment and other intangible assets	(343)	(355)
Proceeds from sale of premises and equipment and other intangible assets	80	50
Other, net	201	23
Net cash provided by/(used in) investing activities	(10,803)	(2,980)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	6,811	4,177
Increase/(decrease) in short-term borrowings	6,649	2,102
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(7,974)	(1,212)
Issuances of long-term debt	8,299	7,279
Repayments of long-term debt	(14,436)	(28,271)
Issuances of common shares		0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	(13)	(4)
Other, net	(462)	3,807
Net cash provided by/(used in) financing activities	(1,126)	(12,122)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	437	(2,140)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	2,200	(10,891)
Cash and due from banks at beginning of period	106,452	118,575
Cash and due from banks at end of period	108,652	107,684
Group Parent company - subsidiary that holds a banking license | Group parent company
Net increase/(decrease) in cash and due from banks
Dividend income from investments	10	10
Group Parent company - subsidiary that doesn't hold a banking license | Group parent company
Net increase/(decrease) in cash and due from banks
Dividend income from investments	SFr 6	SFr 8